Significant Accounting Policies - Schedule of Classification of Financial Assets Under IFRS9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 9,244,608		R$ 5,078,430
Trade accounts receivable	44,616		23,120
Other accounts receivable	6,860		4,722
Short-term investments	2,770,589		201,762
Total assets	13,293,218		6,635,744
Accounts payable to clients	4,996,102		3,637,510
Trade accounts payable	117,836		53,238
Loans and financing	761,056		13,839
Obligations to FIDC senior quota holders	2,074,571		2,065,026
Other accounts payable	14,248		38,417
Total financial liabilities	R$ 8,200,227		6,153,167
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers			5,078,430
Trade accounts receivable			23,120
Other accounts receivable			8,168
Fair value through profit or loss Short-term investments			157,238
Short-term investments			44,524
Total assets			5,311,480
Accounts payable to clients			3,637,510
Trade accounts payable			53,238
Loans and financing			16,871
Obligations to FIDC senior quota holders			2,065,026
Other accounts payable			38,417
Total financial liabilities			R$ 5,811,062
Financial liabilities at amortized cost [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable to clients		R$ 3,637,510
Trade accounts payable		53,238
Loans and financing		16,871
Obligations to FIDC senior quota holders		2,065,026
Other accounts payable		38,417
Total financial liabilities		5,811,062
Re-measurement [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers		(70,896)
Trade accounts receivable		(760)
Total assets		(71,656)
Financial assets at amortized cost, category [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable		22,360
Other accounts receivable		8,168
Total assets		30,528
Financial assets at fair value through profit or loss [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value through profit or loss Short-term investments		157,238
Short-term investments		36,960
Total assets		194,198
Financial assets measured at fair value through other comprehensive income, category [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers		5,007,534
Short-term investments		7,564
Total assets		R$ 5,015,098